Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Unrealized (loss) gain on cash flow hedges, arising during the period, tax amount	$ (71)	$ (471)	$ 356
Reclassification adjustment for cash flow hedges included in net income, tax amount	21	335	(272)
Pension adjustment, tax amount	$ 3,675	$ (1,040)	$ 2,536